CAPITAL MANAGEMENT (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of Capital Management [Abstract]
Schedule of invested capital	We define Invested Capital as partnership capital removing the impact of the following items: non-controlling interest in operating subsidiaries, retained earnings or deficit, accumulated other comprehensive income and ownership changes.

	As of
US$ MILLIONS	June 30, 2025	December 31, 2024
Partnership Capital	$29,649	$29,853
Remove impact of the following items since inception:
Non-controlling interest - in operating subsidiaries	(20,909)	(20,568)
Deficit	6,284	5,674
Accumulated other comprehensive income	(1,505)	(1,335)
Ownership changes and other	(653)	(653)
Invested Capital	$12,866	$12,971
The following table presents the change in Invested Capital during the three and six-month periods ended June 30, 2025 and 2024:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2025	2024	2025	2024
Opening balance	$12,973	$13,035	$12,971	$13,032
Net redemption of preferred units	(96)	—	(96)	—
Repurchase of limited partnership units	(14)	—	(14)	—
Issuance of limited partnership units	3	3	5	6
Ending balance	$12,866	$13,038	$12,866	$13,038
Weighted Average Invested Capital	$12,961	$13,035	$12,966	$13,034